S000025873 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
ICE BofA 6-12 Month Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	1.63%	1.29%
ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	1.25%	1.29%
75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	1.52%	1.30%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	1.78%	1.48%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	1.51%	1.26%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	1.51%	1.25%